November 2, 2023

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Liz Packebusch
Daniel Morris

Re:	International Tower Hill Mines Ltd.
Registration Statement on Form S-3
Filed August 10, 2023
File No. 333-273881

Ladies and Gentlemen:

Attached herewith for filing is an amended Registration Statement on Form S-3/A (the “Registration Statement”) of International Tower Hill Mines Ltd. (the “Company”) relating to the offer and sale of the Company's securities as set forth on the cover page to the Registration Statement.

In response to the comment provided by the staff of the Division of Corporation Finance of the Securities and Exchange Commission in its comment letter dated August 22, 2023 with respect to the above-referenced Form S-3, the Company hereby confirms that the comments with respect to the Company's Form 10-K for the year ended December 31, 2022 have been resolved and the amended Registration Statement reflects the Company's responses to the comments to the Form 10-K.

If you have any questions, please do not hesitate to contact the undersigned by telephone at (907) 328-2801 or by email at khanneman@ithmines.com, or David R. Crandall of Hogan Lovells US LLP by telephone at (303) 454-2449 or by email at david.crandall@hoganlovells.com.

Sincerely,

/s/ Karl Hanneman
Karl Hanneman
Chief Executive Officer

cc:	David R. Crandall, Hogan Lovells US LLP